Salaries and Labor Charges - Schedule of Composition of Salaries and Labor Charges (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Composition Of Salaries And Labor Charges Abstract
Wages payable	R$ 5,437	R$ 5,672	R$ 6,514	R$ 2,816
Accrued labor benefits	8,899	7,186	4,698	3,857
Labor taxes	3,669	3,816	3,803	2,220
Total salaries and labor charges	R$ 18,005	R$ 16,674	R$ 15,015	R$ 8,893